Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance Sheet Components
Schedule of prepaid expenses and other current assets

	June 30,	December 31,
	2023	2022
Prepaid operating expenses	$257,851	$225,756
Rent deposit	54,826	55,981
VAT receivable associated with SAIT	94,739	71,742
Tax credit receivable (short-term)	66,135	218,239
Miscellaneous receivable	28,829	8,368
Prepaid expenses and other current assets	$502,380	$580,086

	As of December 31,
	2022	2021
Prepaid operating expenses	$225,756	$319,996
Rent deposit	55,981	100,425
VAT receivable associated with SAIT	71,742	68,798
Prepaid sponsorship	—	100,000
Tax credit receivable (short-term)	218,239	75,106
Miscellaneous receivable	8,368	332,277
Prepaid expenses and other current assets	$580,086	$996,602

Schedule of capitalized internal-use software, net

		June 30,	December 31,
	Useful Lives	2023	2022
Internally developed software	5 Years	$3,633,451	$3,314,450
Less accumulated depreciation		(2,153,727)	(1,895,778)
Capitalized internal-use software, net		$1,479,724	$1,418,672

		As of December 31,
	Useful Lives	2022	2021
Internally developed software	5 years	$3,314,450	$2,538,395
Less accumulated amortization		(1,895,778)	(1,378,351)
Capitalized internal-use software, net		$1,418,672	$1,160,044

Schedule of Property and equipment, net

		June 30,	December 31,
	Useful Lives	2023	2022
Computer equipment	3-4 Years	$147,978	$148,832
Furniture and fixtures	10 Years	27,698	27,220
Mobile hardware	2.5 years	—	297,150
Property and equipment, gross		175,676	473,202
Less accumulated depreciation		(104,090)	(172,538)
Property and equipment, net		$71,586	$300,664

		As of December 31,
	Useful Lives	2022	2021
Computer equipment	3-4 years	$148,832	$125,139
Furniture and fixtures	10 years	27,220	28,870
Phone equipment	2.5 years	297,150	—
Property and equipment, gross		473,202	154,009
Less accumulated depreciation		(172,538)	(42,241)
Property and equipment, net		$300,664	$111,768

Schedule of other assets

	As of December 31,
	2022	2021
Digital assets	$2,066	—
Tax credit receivable (long-term)	—	$178,140
Other assets	$2,066	$178,140

Schedule of accrued expenses

	June 30,	December 31,
	2023	2022
Compensation payable	$312,328	$171,851
Commission liability	33,299	58,771
Accrued employee taxes	282,641	591,992
Accrued mobile expenses	—	177,099
Other accrued liabilities	34,191	100,111
Accrued expenses	$662,459	$1,099,824

	As of December 31,
	2022	2021
Compensation payable	$171,851	$597,849
Commission liability	58,771	—
Accrued employee taxes	591,992	349,256
Accrued mobile expenses	177,099	—
Other accrued expenses	100,111	112,427
Accrued expenses	$1,099,824	$1,059,532